AGREEMENT WITH HEMISPHERIAN FOR DEVELOPMENT OF GLIX1	12 Months Ended
Dec. 31, 2025
Agreement With Companies For Development [Abstract]
AGREEMENT WITH HEMISPHERIAN FOR DEVELOPMENT OF GLIX1
NOTE 17 – AGREEMENT WITH HEMISPHERIAN FOR DEVELOPMENT OF GLIX1

In September 2025, the Company entered into a collaboration transaction with Hemispherian AS, a Norwegian corporation (“Hemispherian”), for the development, clinical evaluation and commercialization of GLIX1, a first-in-class, oral, small molecule targeting DNA damage response in glioblastoma and other solid tumors. As part of the transaction, (i) the Company and Hemispherian entered into a Collaboration and Shareholders Agreement (the “Agreement with Hemispherian”), which governs the ownership, governance, funding, administration, and related operational and commercial terms of a new company (Tetragon) established by the Company and Hemispherian, and (ii) Hemispherian and Tetragon entered into an Asset Transfer Agreement (the “ATA”), pursuant to which Hemispherian transferred to Tetragon certain intellectual property, regulatory filings, know-how, and related assets primarily in respect of GLIX1, Hemispherian’s lead compound (the “Transferred Assets”).

In consideration for the transfer of the Transferred Assets, Hemispherian received 60% of the issued share capital of Tetragon. In consideration for the Company’s commitment to invest $5 million in Tetragon (the “Threshold Amount”) within 36 months as of the date of the Agreement with Hemispherian, the Company received 40% of the issued share capital of Tetragon. Such threshold amount is to be paid in tranches according to a development plan, and the 36-month period may be extended by an additional six months upon the occurrence of certain events as specified in the Agreement with Hemispherian (the “Threshold Term”). If the Company does not invest the full Threshold Amount by the end of the Threshold Term, Hemispherian will have the right to repurchase, for nominal consideration, a pro rata portion of the Company’s shares in Tetragon corresponding to the unfunded portion of the Threshold Amount. As of December 31, 2025, the Company had invested $1.2 million of the Threshold Amount.

Following the investment of the Threshold Amount, the Company may make additional investments in Tetragon. For each incremental $1 million invested by the Company beyond the Threshold Amount, the Company will be entitled to an additional 1% equity interest, up to an aggregate maximum ownership of 70%. Following the attainment of a 50% stake by the Company in Tetragon, Hemispherian will have the right to co-invest alongside the Company on the same terms in order to maintain a 50% ownership stake in Tetragon.

Furthermore, under the terms of the Agreement with Hemispherian, the Company will be responsible for managing and implementing Tetragon’s activities and overseeing its operations, budget, and expenses. Following the closing, Tetragon will pay Hemispherian a monthly advisory fee of $80,000 for a period of 24 months or until the termination of the collaboration, whichever occurs first.

The Agreement with Hemispherian provides for the establishment of a board of directors of Tetragon as well as a steering committee with joint representation from both the Company and Hemispherian. The Company holds the deciding vote in the event of any deadlock on either of such corporate bodies and, accordingly, is the controlling shareholder of Tetragon. Tetragon has a first-look right, as well as a right of first refusal, on other assets in Hemispherian’s pipeline for defined periods specified in the ATA.

The ATA and the Agreement with Hemispherian contain customary representations and warranties, indemnification and other provisions customary for transactions of this nature. The ATA and Agreement with Hemispherian also include termination events, including failure to fund the Threshold Amount within the Threshold Term, or prolonged inability of Tetragon to operate due to insufficient financial resources.

In connection with the ATA and Agreement with Hemispherian, an intangible asset in the amount of $6.0 million was recorded in respect of the GLIX1 molecule at fair value, against a minority interest in the same amount.